11. SETTLEMENT OF ACCOUNTS PAYABLE	6 Months Ended
Dec. 31, 2012
Notes to Financial Statements
11. SETTLEMENT OF ACCOUNTS PAYABLE

In December 2012, the Company settled $106,149 of accounts payable with a vendor for a negotiated payment of $30,000, and recorded a pre-tax gain of $76,149. The gain is included within other income in the accompanying consolidated statements of operations.